Balance Sheet Components - Schedule of Other Noncurrent Liabilities (Details) - USD ($) $ in Millions	Mar. 31, 2026	Mar. 31, 2025
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Electronic design automation liabilities	$ 97	$ 40
Other non-current liabilities	64	39
Total other non-current liabilities	$ 161	$ 79